Subsequent Events (Unaudited) (Details) $ / shares in Units, $ in Millions								1 Months Ended
	May 09, 2024 USD ($) $ / shares shares	May 01, 2024 USD ($) $ / shares shares	Apr. 28, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($)	Apr. 18, 2024 $ / item shares	Apr. 17, 2024 USD ($)	Apr. 01, 2024 USD ($)	Mar. 21, 2024 USD ($) $ / shares shares	Feb. 27, 2024 USD ($)	May 07, 2024 USD ($) $ / shares shares	May 06, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 12, 2024 USD ($)	Apr. 08, 2024	Mar. 26, 2024 USD ($) $ / shares shares
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate								12.00%								12.00%
Repaid promissory note									$ 0.3
Number of securities purchased (in Shares) | shares								330,000								330,000
Warrant, exercise price (in Dollars per share) | $ / shares																$ 2
Promissory note agreement								$ 0.3								$ 0.3
Discount percentage, issued								10.00%								10.00%
Forecast [Member] | Convertible Notes Payable [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement	$ 0.4
Forecast [Member] | Warrant [Member] | Maximum [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares	750,000
Forecast [Member] | Warrant [Member] | Minimum [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares	330,000
Forecast [Member] | Convertible Debt [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate		12.00%	12.00%								10.00%	12.00%			12.00%
Repaid promissory note			$ 5.0	$ 0.1		$ 0.5
Outstanding principal amount			5.0
Cash proceeds issuance cost			10.0
Aggregate cash consideration			$ 0.1
Purchase shares (in Shares) | shares			550,000
Warrant, exercise price (in Dollars per share) | $ / shares								$ 2
Promissory note agreement	$ 1.1	$ 0.2								$ 1.8		$ 0.2
Convertible promissory note discount	$ 0.1											$ 0.1
Discount percentage, issued		10.00%
Number of additional shares available (in Shares) | shares	250,000
Floor price (in Dollars per Item) | $ / item					1.27
Issued of purchase contract share (in Shares) | shares					248,360
Bridge loan													$ 5.0	$ 5.0
Repayment bridge premium rate													24.60%
Convertible bridge loan				$ 0.1
Forecast [Member] | Convertible Debt [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement										0.6
Convertible promissory note discount										$ 0.1
Forecast [Member] | Convertible Debt [Member] | Maximum [Member]
Subsequent Events (Unaudited) [Line Items]
Repaid promissory note								$ 0.4
Forecast [Member] | Convertible Debt [Member] | Minimum [Member]
Subsequent Events (Unaudited) [Line Items]
Repaid promissory note								$ 0.3
Forecast [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate		12.00%									12.00%
Promissory note agreement		$ 0.1
Convertible promissory note discount		$ 0.1
Forecast [Member] | Convertible Debt [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares			416,667							1,250,000	333,333	125,000	16,667
Warrant, exercise price (in Dollars per share) | $ / shares	$ 2		$ 2								$ 2	$ 2	$ 2
Warrant, common stock share (in Shares) | shares	990,000									1,650,000	440,000	165,000	22,000
Forecast [Member] | Convertible Debt [Member] | Warrant [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares										416,667
Warrant, exercise price (in Dollars per share) | $ / shares										$ 2
Warrant, common stock share (in Shares) | shares										550,000
Forecast [Member] | Convertible Debt [Member] | Warrant [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares		101,461
Warrant, exercise price (in Dollars per share) | $ / shares		$ 2
Warrant, common stock share (in Shares) | shares		133,929
Forecast [Member] | Convertible Debt [Member] | Common Stock [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased (in Shares) | shares		220,000
Related Party [Member] | Forecast [Member] | Convertible Debt [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement											$ 0.4
FPA Investor [Member] | Forecast [Member] | Convertible Debt [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate	12.00%		12.00%
Repaid promissory note							$ 0.4
Promissory note agreement							$ 0.3
Number of additional shares available (in Shares) | shares		166,667
FPA Investor [Member] | Forecast [Member] | Convertible Debt [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares		$ 2